Significant Accounting Policies - Additional Information (Detail) - BRL (R$)		12 Months Ended
	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Significant Accounting Policies [Line Items]
Derecognized judicial bank deposits already withdrawn	R$ 3,133,000,000	R$ 1,023,348,000	R$ 977,550,000
Increase in provision for contingencies	493,000,000	143,517,000	1,056,410,000	R$ 1,542,831,000
Increase in net loss	1,163,000,000
Derecognized accounts receivable	167,000,000	253,469,000	390,361,000	1,622,343,000
Increased accounts payables	172,000,000	(374,003,000)	(585,813,000)	117,271,000
Decrease in net loss				R$ 59,000,000
Derecognized balances of unrecoverable tax credits	199,000,000
Recognized under taxes and other assets	52,000,000
Reduction in provision for estimated unbilled revenue	R$ 191,000,000
Contract acquisition costs		793,000,000
Accumulated deficit		(42,026,880,000)	R$ (38,290,362,000)
Unrecognized tax benefits		0
Interest and penalties		0
Minimum
Significant Accounting Policies [Line Items]
Minimum funds to make necessary capital expenditures investments and modernization of infrastructure		R$ 4,000,000,000
Accounting Standards Update 2014-09 | Subsequent Event
Significant Accounting Policies [Line Items]
Deferred revenue					R$ 138,000,000
Accumulated deficit					R$ 655,000,000